Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended	9 Months Ended					0 Months Ended
	May 29, 2013	May 09, 2013	Sep. 30, 2013 segment	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Software and Software Development Costs [Member]	Sep. 30, 2012 Software and Software Development Costs [Member]	Dec. 31, 2012 Software and Software Development Costs [Member]	Sep. 30, 2013 Hosted Software Configuration Costs [Member]	Dec. 31, 2012 Hosted Software Configuration Costs [Member]	May 29, 2013 Redeemable Convertible Preferred Stock [Member] Series C Warrants [Member]	Dec. 31, 2008 Common Stock [Member]	May 29, 2013 Common Stock [Member] Series C Warrants [Member]	May 29, 2013 Initial Public Offering [Member]
Significant Accounting Policies [Line Items]
Reverse stock split		1-for-16 reverse stock split of its outstanding common stock.
Reverse stock split ratio		0.0625
Sale of common stock															6,612,500
Offering price															$ 14.00
Net proceeds from common stock			$ 81,988,000												$ 82,000,000
Underwriting discounts and commissions															6,500,000
Offering expenses															4,100,000
Warrants to purchase stock												206,038	1,616,113	216,491
Conversion of redeemable convertible preferred stock to common stock, shares	13,401,499
Common stock, shares authorized	100,000,000		100,000,000	303,500,000	300,000,000
Preferred stock, share authorized	5,000,000
Other receivables			900,000	1,500,000	700,000
Deferred offering costs			22,000	2,300,000
Number of reportable segments			1	1
Advertising expense				2,100,000	1,900,000	1,000,000
Capitalized computer software, additions							200,000		200,000	1,200,000
Amortization expense on capitalized internally developed software							100,000	8,000	20,000	8,000
Capitalized internally developed software, net book value							$ 300,000		$ 100,000	$ 1,200,000	$ 0